Schedule of Geographical Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Total Interest Income	$ 175,037	$ 270,626	$ 12,027
Total Geographical Non-Current Assets	103,167,315	103,767,318
A U [Member]
Disclosure of operating segments [line items]
Total Interest Income	22,452	270,381	7,397
Total Geographical Non-Current Assets	255,537	511,073
C A [Member]
Disclosure of operating segments [line items]
Total Interest Income
Total Geographical Non-Current Assets		7,104,167
UNITED STATES
Disclosure of operating segments [line items]
Total Interest Income	152,585	245	$ 4,630
Total Geographical Non-Current Assets	$ 102,911,778	$ 96,152,078